Annual Fund Operating Expenses - Pioneer Solutions - Balanced Fund	Dec. 01, 2021
A
Operating Expenses:
Management Fees	none	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%	[2]
Acquired Fund Fees and Expenses	0.66%	[3]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	1.12%	[3]
C
Operating Expenses:
Management Fees	none	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.18%	[2]
Acquired Fund Fees and Expenses	0.66%	[3]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	1.84%	[3]
K
Operating Expenses:
Management Fees	none	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%	[2]
Acquired Fund Fees and Expenses	0.66%	[3]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	0.77%	[3]
R
Operating Expenses:
Management Fees	none	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.13%	[2]
Acquired Fund Fees and Expenses	0.66%	[3]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	1.29%	[3]
Y
Operating Expenses:
Management Fees	none	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%	[2]
Acquired Fund Fees and Expenses	0.66%	[3]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	0.85%	[3]

[1]	The fund does not pay a direct management fee to the fund’s investment adviser. However, the fund bears a pro rata portion of the fees and expenses, including management fees, of each underlying fund in which the fund invests. The pro rata portion of the fees and expenses of each underlying fund in which the fund invests is shown in the table above under “Acquired Fund Fees and Expenses.”
[2]	Other expenses for Class K shares are based on estimated amounts for the current fiscal year.
[3]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursements, are higher than the corresponding ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include acquired fund fees and expenses.